Accounts Payable	12 Months Ended
Dec. 31, 2025
Accounts Payable [Abstract]
ACCOUNTS PAYABLE

Note 10 - ACCOUNTS PAYABLE

The Company had accounts payable of $365,140 and $276,125 as of December 31, 2025 and 2024, respectively.

Accounts payable are payable for the purchase of consumptive biological assets.